Acquisition Pro Forma Results (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition, Pro Forma Information [Abstract]
Revenues	$ 18,988.4	$ 18,230.0
Income from Continuing Operations	2,045.8	1,688.8
Net Income	$ 2,042.3	$ 1,683.9
Earnings per Share from Continuing Operations:
Basic (in dollars per share)	$ 5.18	$ 4.24
Diluted (in dollars per share)	5.15	4.20
Earnings per Share:
Basic (in dollars per share)	5.17	4.22
Diluted (in dollars per share)	$ 5.14	$ 4.19
Affymetrix, Inc. [Member]
Business Acquisition [Line Items]
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual	$ 385.0
Business Combination, Pro Forma Information, Operating Income (Loss) of Acquiree since Acquisition Date, Actual	(38.0)
FEI Company [Member]
Business Acquisition [Line Items]
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual	251.0
Business Combination, Pro Forma Information, Operating Income (Loss) of Acquiree since Acquisition Date, Actual	(125.0)
Non-recurring Pro Forma Adjustments, Deferred Revenue [Member]
Business Acquisition, Pro Forma Information [Abstract]
Income from Continuing Operations	$ (6.0)	$ (14.0)
Non-recurring Pro Forma Adjustments, Fair Value Adjustment to Inventories [Member]
Business Acquisition, Pro Forma Information [Abstract]
Income from Continuing Operations		(99.0)
Non-recurring Pro Forma Adjustments, Transaction Costs [Member]
Business Acquisition, Pro Forma Information [Abstract]
Income from Continuing Operations		(102.0)
Non-recurring Pro Forma Adjustments, Conform Accounting Policies [Member]
Business Acquisition, Pro Forma Information [Abstract]
Income from Continuing Operations		(33.0)
Non-recurring Pro Forma Adjustments, Initial Restructuring Charges [Member]
Business Acquisition, Pro Forma Information [Abstract]
Income from Continuing Operations		$ (46.0)